T. ROWE PRICE Moderate Allocation Portfolio
September 30, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 1.7%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 100,000 101
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 100
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 34,440 35
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 13,885 14
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 20
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 34
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  5,000 5
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 228,406 229
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 61,125 61
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 32,104 32
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 74
Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 107
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 101
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 14,190 14
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 65,318 65
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  15,000 15
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 22,806 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,565 58
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 52,542 54
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  2,854 3
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 102
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 25,000 26
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.233%, 10/22/34 (1) 250,000 250
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 41,295 42
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  15,000 15

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 155,228 155
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 6,243 6
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 10/15/39 (1) 250,000 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  7,625 8
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  35,995 36
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  9,557 10
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  20,000 20
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  45,000 46
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 17,883 18
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 250,000 250
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 13,085 13
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 14,175 14
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 53,312 52
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 149,884 150
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  45,000 46
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,807 100
Shares/Par $ Value
(Cost and value in $000s)
‡
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 76,723 78
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$3,543) 3,567
BOND FUNDS
 14.3%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 5.30% (2)(3) 850,973 8,204
T. Rowe Price Inflation Protected Bond
Fund - I Class, 3.06% (2)(3) 114,424 1,222
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 7.08% (2)(3) 93,781 885
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.16% (2)(3) 1,283,934 10,246
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.46% (2)(3) 1,086,265 9,298
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.47% (2)(3) 191,473 927
Total Bond Funds (Cost $30,563) 30,782
COMMON STOCKS
 51.4%
COMMUNICATION SERVICES  3.9%
Diversified Telecommunication
Services  0.2%
BT Group (GBP)  80,772 208
KT (KRW)  4,072 155
Telstra Group (AUD)  36,335 116
Uniti Group (4) 3,952 24
503
Entertainment  0.6%
Atlanta Braves Holdings, Class C (4) 854 35
Liberty Media Corp-Liberty Live, Class
C (4) 2,526 245
Madison Square Garden Sports (4) 143 32
Netflix (4) 812 974
1,286
Interactive Media & Services  2.7%
Alphabet, Class A  3,048 741
Alphabet, Class C  11,188 2,725
Meta Platforms, Class A  2,840 2,086
Pinterest, Class A (4) 3,126 100
Reddit, Class A (4) 5 1
Tencent Holdings (HKD)  1,200 102
5,755
Media  0.0%
Comcast, Class A  1,108 35
Magnite (4) 485 10
45

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication
Services  0.4%
KDDI (JPY)  11,800 188
T-Mobile U.S.  3,124 748
936
Total Communication Services 8,525
CONSUMER DISCRETIONARY  5.3%
Automobile Components  0.1%
Autoliv, SDR (SEK)  1,570 194
Dowlais Group (GBP)  33,072 36
Patrick Industries  124 13
Visteon  94 11
254
Automobiles  0.6%
Subaru (JPY)  5,300 108
Suzuki Motor (JPY)  10,800 157
Tesla (4) 1,700 756
Toyota Motor (JPY)  17,100 329
1,350
Broadline Retail  1.6%
Alibaba Group Holding (HKD)  4,164 93
Amazon.com (4) 11,952 2,624
Isetan Mitsukoshi Holdings (JPY) (5) 10,700 198
Next (GBP)  1,269 212
Ollie's Bargain Outlet Holdings (4) 10 1
Savers Value Village (4) 3,519 47
Sea, ADR (4) 1,669 298
3,473
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 236 26
Duolingo (4) 57 18
Frontdoor (4) 269 18
62
Hotels, Restaurants & Leisure  1.0%
Amadeus IT Group (EUR)  2,297 183
Black Rock Coffee Bar, Class A (4) 372 9
Booking Holdings  76 410
Cava Group (4) 18 1
Chipotle Mexican Grill (4) 2,938 115
Compass Group (GBP)  10,106 344
DoorDash, Class A (4) 997 271
Dutch Bros, Class A (4) 613 32
Life Time Group Holdings (4) 1,227 34
McDonald's  1,770 538
Planet Fitness, Class A (4) 1,153 120
Red Rock Resorts, Class A  212 13
Sportradar Group, Class A (4) 1,538 41
Vail Resorts  12 2
Wingstop  147 37
Wyndham Hotels & Resorts  390 31
2,181
Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables  0.3%
Champion Homes (4) 195 15
Installed Building Products  123 30
Panasonic Holdings (JPY)  10,900 118
Persimmon (GBP)  4,902 77
Sony Group (JPY)  14,700 423
663
Leisure Products  0.0%
Peloton Interactive, Class A (4) 4,283 39
39
Specialty Retail  1.4%
AutoZone (4) 97 416
Boot Barn Holdings (4) 112 19
Burlington Stores (4) 131 33
Carvana (4) 2,105 794
Floor & Decor Holdings, Class A (4) 565 42
Home Depot  880 357
Kingfisher (GBP)  42,800 178
Lowe's  1,313 330
O'Reilly Automotive (4) 1,894 204
Ross Stores  580 88
TJX  2,613 378
Ulta Beauty (4) 377 206
Urban Outfitters (4) 241 17
Valvoline (4) 498 18
3,080
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  6,300 165
Birkenstock Holding (4) 1,315 59
Kering (EUR)  507 170
Kontoor Brands  210 17
Moncler (EUR)  2,337 138
Samsonite Group (HKD)  30,900 66
615
Total Consumer Discretionary 11,717
CONSUMER STAPLES  2.4%
Beverages  0.2%
Coca-Cola  3,252 216
Diageo (GBP)  5,106 122
Heineken (EUR)  2,090 163
Primo Brands  32 1
502
Consumer Staples Distribution &
Retail  0.5%
BJ's Wholesale Club Holdings (4) 353 33
Dollar Tree (4) 3,755 354
Grocery Outlet Holding (4) 3,101 50
PriceSmart  92 11
Seven & i Holdings (JPY)  10,800 145
Walmart  4,736 488
1,081

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.6%
Ajinomoto (JPY)  5,700 163
BRC, Class A (4) 4,266 7
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $10 (4)(6)(7) 538 —
Mondelez International, Class A  8,874 554
Nestle (CHF)  5,896 542
Post Holdings (4) 235 25
Simply Good Foods (4) 738 18
1,309
Household Products  0.6%
Colgate-Palmolive  5,229 418
Procter & Gamble  5,188 797
1,215
Personal Care Products  0.5%
BellRing Brands (4) 116 4
Interparfums  139 14
Kenvue  13,438 218
L'Oreal (EUR)  477 207
Olaplex Holdings (4) 12,391 16
Puig Brands, Class B (EUR) (5) 4,121 67
Unilever (GBP)  10,026 593
1,119
Total Consumer Staples 5,226
ENERGY  2.0%
Energy Equipment & Services  0.4%
Cactus, Class A  509 20
Schlumberger  12,019 413
TechnipFMC  11,553 456
Weatherford International  907 62
951
Oil, Gas & Consumable Fuels  1.6%
Chevron  2,408 374
ConocoPhillips  6,760 639
Equinor (NOK)  8,966 219
Expand Energy  1,813 192
Exxon Mobil  1,506 170
Magnolia Oil & Gas, Class A  678 16
MEG Energy (CAD)  1,672 34
PBF Energy, Class A  1,155 35
Range Resources  8,492 320
Shell, ADR  5,130 367
TotalEnergies (EUR)  6,514 397
Valero Energy  3,131 533
Viper Energy, Class A  1,560 59
3,355
Total Energy 4,306
FINANCIALS  9.3%
Banks  3.7%
ABN AMRO Bank, CVA (EUR)  2,820 90
ANZ Group Holdings (AUD)  7,377 162
Banc of California  3,564 59
Shares/Par $ Value
(Cost and value in $000s)
‡
Banco Bilbao Vizcaya Argentaria (EUR) (5) 10,180 196
Banco Santander (EUR)  30,718 322
Bank of America  12,734 657
Barclays (GBP)  35,518 183
Blue Foundry Bancorp (4) 755 7
Cadence Bank  1,686 63
Citigroup  1,791 182
Columbia Banking System  2,657 68
CRB Group, Acquisition Date: 4/14/22 -
8/26/25, Cost $6 (4)(6)(7) 85 6
DBS Group Holdings (SGD)  6,022 239
Dime Community Bancshares  1,276 38
DNB Bank (NOK)  10,904 297
Dogwood State Bank (4) 587 14
East West Bancorp  817 87
Eastern Bankshares  2,442 44
Equity Bancshares, Class A  796 32
Erste Group Bank (EUR)  1,533 151
FB Financial  813 45
Fifth Third Bancorp  2,200 98
Five Star Bancorp  1,073 35
Flagstar Financial  2,601 30
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (4)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (4)
(6)(7) 104 —
HarborOne Bancorp  1,362 19
HDFC Bank (INR)  15,137 162
Home BancShares  1,148 32
Huntington Bancshares  9,969 172
ING Groep (EUR)  10,840 284
Intesa Sanpaolo (EUR)  29,071 192
JPMorgan Chase  4,645 1,465
Kearny Financial  1,474 10
KeyCorp  12,973 242
Live Oak Bancshares  1,162 41
Lloyds Banking Group (GBP)  210,324 238
Mitsubishi UFJ Financial Group (JPY)  23,500 379
National Bank of Canada (CAD) (5) 1,323 141
Pinnacle Financial Partners  498 47
Popular  197 25
Prosperity Bancshares  717 48
Renasant  1,201 44
Skandinaviska Enskilda Banken, Class A
(SEK)  10,433 205
Societe Generale (EUR)  3,915 261
SOUTHSTATE BANK  794 79
Standard Chartered (GBP)  13,261 257
Sumitomo Mitsui Trust Group (JPY)  5,270 153
Texas Capital Bancshares (4) 682 58
UniCredit (EUR)  3,467 264
USCB Financial Holdings  675 12
Western Alliance Bancorp  672 58
7,995

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.6%
Bridgepoint Group (GBP)  21,279 88
Brookfield (CAD)  2,561 176
Bullish (4) 127 8
Cboe Global Markets  277 68
Charles Schwab  7,689 734
CME Group  473 128
CVC Capital Partners (EUR)  5,435 95
Etoro Group, Class A (4) 406 17
Goldman Sachs Group  689 549
Hamilton Lane, Class A  463 62
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $14 (4)(6)(7) 1,016 14
Intercontinental Exchange  2,273 383
Julius Baer Group (CHF)  1,330 93
Macquarie Group (AUD)  1,195 173
Miami International Holdings (4) 1,031 41
Morgan Stanley  607 96
PJT Partners, Class A  171 30
S&P Global  141 69
StepStone Group, Class A  535 35
Stifel Financial  8 1
StoneX Group (4) 305 31
TMX Group (CAD)  1,709 65
Tradeweb Markets, Class A  1,450 161
UBS Group (CHF)  5,609 231
3,348
Consumer Finance  0.3%
American Express  1,595 530
Capital One Financial  382 81
611
Financial Services  1.7%
Adyen (EUR) (4) 77 124
Apollo Global Management  910 121
Berkshire Hathaway, Class B (4) 1,659 834
Corebridge Financial  6,186 198
Corpay (4) 447 129
Edenred (EUR)  1,839 44
Klarna Group (4) 273 10
Marqeta, Class A (4) 9,886 52
Mastercard, Class A  976 555
ORIX (JPY)  3,200 84
PennyMac Financial Services  967 120
Rocket, Class A  2,479 48
Toast, Class A (4) 15 1
Visa, Class A  4,253 1,452
3,772
Insurance  1.9%
Accelerant Holdings, Class A (4) 647 10
Admiral Group (GBP)  3,005 136
AIA Group (HKD)  19,000 182
Allstate  2,187 469
Aviva (GBP)  16,775 155
AXA (EUR)  5,512 264
Shares/Par $ Value
(Cost and value in $000s)
‡
Baldwin Insurance Group (4) 942 26
Chubb  711 201
Definity Financial (CAD)  3,757 193
Definity Financial, Acquisition Date:
5/28/25, Cost $10 (CAD) (4)(7) 204 10
Generali (EUR)  2,359 93
Goosehead Insurance, Class A  473 35
Great-West Lifeco (CAD)  3,974 161
Hagerty, Class A (4) 1,412 17
Mandatum (EUR)  15,031 101
Marsh & McLennan  397 80
MetLife  772 64
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  462 295
Neptune Insurance Holdings, Class A (4) 623 12
Palomar Holdings (4) 94 11
Progressive  1,032 255
RLI  469 31
Root, Class A (4) 308 27
Sampo, Class A (EUR)  20,632 237
Sony Financial Group (JPY) (4) 14,700 16
Storebrand (NOK)  7,529 115
Tokio Marine Holdings (JPY)  6,800 288
Travelers  1,973 551
TWFG (4) 1,053 29
White Mountains Insurance Group  18 30
4,094
Mortgage Real Estate Investment
Trusts  0.1%
Annaly Capital Management, REIT  6,725 136
136
Total Financials 19,956
HEALTH CARE  4.9%
Biotechnology  0.8%
Arcellx (4) 845 69
Argenx, ADR (4) 221 163
Ascendis Pharma, ADR (4) 89 18
Avidity Biosciences (4) 765 33
Black Diamond Therapeutics (4) 3,031 11
Bridgebio Pharma (4) 590 31
Caris Life Sciences (4) 980 30
Caris Life Sciences, Acquisition Date:
8/14/20 - 5/11/21, Cost $12 (4)(7) 822 25
Cytokinetics (4) 2,035 112
Denali Therapeutics (4) 2,218 32
Dyne Therapeutics (4) 326 4
Erasca (4) 3,949 9
Gilead Sciences  5,010 556
Immatics (4) 4,902 42
Immunocore Holdings, ADR (4) 2,582 94
Immunome (4) 3,722 44
Immunovant (4) 2,126 34
Ionis Pharmaceuticals (4) 24 2
Janux Therapeutics (4) 535 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics (4) 290 16
Metsera (4) 1,007 53
Nuvalent, Class A (4) 561 48
Prime Medicine (4) 2,904 16
Revolution Medicines (4) 834 39
Tango Therapeutics (4) 290 2
Vaxcyte (4) 23 1
Vertex Pharmaceuticals (4) 474 186
Xenon Pharmaceuticals (4) 279 11
1,694
Health Care Equipment & Supplies  1.0%
Abbott Laboratories  3,660 490
Alcon (CHF)  1,391 105
Alcon  3,363 251
EssilorLuxottica (EUR)  603 196
Glaukos (4) 228 19
Intuitive Surgical (4) 650 291
iRadimed  33 2
Koninklijke Philips (EUR)  8,113 222
Masimo (4) 708 105
Novocure (4) 398 5
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $14 (4)(6)(7) 3,864 1
Penumbra (4) 40 10
PROCEPT BioRobotics (4) 1,016 36
QuidelOrtho (4) 1,763 52
Siemens Healthineers (EUR)  4,168 226
Sonova Holding (CHF)  230 63
Stryker  290 107
Sysmex (JPY)  4,200 52
2,233
Health Care Providers & Services  1.4%
Alignment Healthcare (4) 4,717 82
BrightSpring Health Services (4) 1,494 44
Cencora  1,955 611
Cigna Group  773 223
Concentra Group Holdings Parent  1,458 30
Elevance Health  548 177
Encompass Health  770 98
GeneDx Holdings (4) 252 27
HealthEquity (4) 6 1
Molina Healthcare (4) 1,434 274
Oscar Health, Class A (4) 1,933 37
Quest Diagnostics  1,898 362
RadNet (4) 549 42
Surgery Partners (4) 144 3
Tenet Healthcare (4) 1,625 330
UnitedHealth Group  1,988 686
3,027
Health Care Technology  0.0%
Doximity, Class A (4) 8 1
1
Life Sciences Tools & Services  0.4%
Avantor (4) 264 3
Shares/Par $ Value
(Cost and value in $000s)
‡
BioLife Solutions (4) 2,201 56
Bio-Rad Laboratories, Class A (4) 37 10
Bio-Techne  640 36
Danaher  1,034 205
Maravai LifeSciences Holdings, Class A (4) 2,331 7
Mettler-Toledo International (4) 150 184
Personalis (4) 871 6
Repligen (4) 283 38
Revvity  2,443 214
Sotera Health (4) 2,917 46
Stevanato Group  1,185 31
Thermo Fisher Scientific  248 120
956
Pharmaceuticals  1.3%
Amylyx Pharmaceuticals (4) 658 9
AstraZeneca, ADR  8,310 638
ATAI Life Sciences (4) 1,179 6
Axsome Therapeutics (4) 153 19
Chugai Pharmaceutical (JPY)  4,500 199
Corcept Therapeutics (4) 10 1
Elanco Animal Health (4) 5,458 110
Eli Lilly  723 552
Novartis (CHF)  2,555 328
Novo Nordisk, Class B (DKK) (5) 3,865 215
Roche Holding (CHF)  1,294 431
Sanofi (EUR)  3,078 291
2,799
Total Health Care 10,710
INDUSTRIALS & BUSINESS
SERVICES  6.9%
Aerospace & Defense  1.3%
AeroVironment (4) 18 6
Firefly Aerospace (4) 139 4
General Electric  3,275 985
Karman Holdings (4) 574 41
Kratos Defense & Security Solutions (4) 591 54
L3Harris Technologies  290 89
Leonardo DRS  239 11
Loar Holdings (4) 889 71
Melrose Industries (GBP)  24,443 201
Mercury Systems (4) 507 39
Northrop Grumman  327 199
Rheinmetall (EUR)  94 220
Rolls-Royce Holdings (GBP)  13,727 221
Safran (EUR)  897 318
Thales (EUR)  374 118
TransDigm Group  44 58
VSE  1,027 171
2,806
Building Products  0.2%
Advanced Drainage Systems  115 16
AZZ  628 68
CSW Industrials  98 24
Kingspan Group (EUR)  848 71

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Owens Corning  750 106
Simpson Manufacturing  94 16
Trex (4) 518 27
328
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (4) 601 57
CECO Environmental (4) 206 11
Cintas  284 58
Element Fleet Management (CAD)  8,559 222
MSA Safety  207 36
Pitney Bowes  608 7
Republic Services  2,189 502
Veralto  144 15
908
Construction & Engineering  0.2%
API Group (4) 3,433 118
Arcosa  353 33
Limbach Holdings (4) 172 17
MYR Group (4) 52 11
Shimizu (JPY)  8,000 112
Vinci (EUR)  1,098 153
444
Electrical Equipment  1.0%
ABB (CHF)  4,892 354
AMETEK  3,351 630
GE Vernova  259 159
Legrand (EUR)  1,255 209
Mitsubishi Electric (JPY)  12,800 329
Prysmian (EUR)  3,800 378
Thermon Group Holdings (4) 382 10
2,069
Ground Transportation  0.4%
CSX  2,173 77
Norfolk Southern  805 242
Old Dominion Freight Line  2,799 394
Saia (4) 213 64
777
Industrial Conglomerates  0.6%
DCC (GBP)  1,275 82
Hitachi (JPY)  9,500 252
Roper Technologies  201 100
Siemens (EUR)  3,050 824
SK Square (KRW) (4) 730 105
1,363
Machinery  1.8%
Atmus Filtration Technologies  728 33
Caterpillar  1,060 506
Crane  156 29
Deere  1,878 859
Enpro  248 56
Esab  1,188 133
ESCO Technologies  193 41
Federal Signal  371 44
Shares/Par $ Value
(Cost and value in $000s)
‡
Graco  589 50
Ingersoll Rand  2,175 180
ITT  19 3
Kadant  42 12
KION Group (EUR)  2,051 139
Middleby (4) 8 1
Parker-Hannifin  896 679
Pentair  2,921 324
RBC Bearings (4) 306 119
Sandvik (SEK)  7,717 216
Spirax Group (GBP)  499 46
SPX Technologies (4) 172 32
Standex International  44 9
Weir Group (GBP)  539 20
Westinghouse Air Brake Technologies  2,069 415
3,946
Passenger Airlines  0.1%
Ryanair Holdings, ADR  2,046 123
123
Professional Services  0.4%
Booz Allen Hamilton Holding  1,485 149
Broadridge Financial Solutions  837 199
Checkr, Acquisition Date: 6/29/18 - 12/2/19,
Cost $4 (4)(6)(7) 594 4
Equifax  1,135 291
Parsons (4) 812 67
Paylocity Holding (4) 5 1
Recruit Holdings (JPY)  2,700 145
Teleperformance (EUR)  581 43
899
Trading Companies & Distributors  0.5%
AerCap Holdings  1,328 161
Ashtead Group (GBP)  768 52
Bunzl (GBP)  4,126 130
Diploma (GBP)  459 33
FTAI Aviation  336 56
McGrath RentCorp  34 4
Mitsubishi (JPY)  5,700 136
QXO (4) 1,703 33
Rush Enterprises, Class A  575 31
SiteOne Landscape Supply (4) 679 87
Sumitomo (JPY)  8,300 240
WW Grainger  140 133
1,096
Total Industrials & Business Services 14,759
INFORMATION TECHNOLOGY  12.3%
Communications Equipment  0.2%
Arista Networks (4) 1,450 211
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  18,649 155
366

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments &
Components  0.9%
Advanced Energy Industries  129 22
Badger Meter  104 19
Bel Fuse, Class B  95 13
Hamamatsu Photonics (JPY)  5,400 58
Keysight Technologies (4) 4,530 792
Mirion Technologies (4) 7,739 180
Novanta (4) 129 13
TE Connectivity  2,313 508
Teledyne Technologies (4) 426 250
1,855
IT Services  0.3%
Applied Digital (4) 640 15
NEC (JPY)  6,400 205
Nomura Research Institute (JPY)  3,000 115
Shopify, Class A (4) 1,476 219
554
Semiconductors & Semiconductor
Equipment  5.6%
Analog Devices  2,109 518
ASML Holding (EUR)  644 628
ASML Holding  190 184
BE Semiconductor Industries (EUR)  660 99
Broadcom  6,757 2,229
Entegris  828 77
Impinj (4) 90 16
Intel (4) 4,864 163
KLA  147 159
Lattice Semiconductor (4) 2,247 165
MACOM Technology Solutions Holdings (4) 604 75
Monolithic Power Systems  127 117
NVIDIA  29,632 5,529
NXP Semiconductors  1,310 298
Rambus (4) 386 40
Renesas Electronics (JPY)  7,000 80
Semtech (4) 529 38
Taiwan Semiconductor Manufacturing
(TWD)  13,219 574
Taiwan Semiconductor Manufacturing, ADR  1,435 401
Texas Instruments  2,666 490
Tokyo Electron (JPY)  1,100 195
12,075
Software  3.8%
Amplitude, Class A (4) 2,741 29
Aurora Innovation (4) 4,220 23
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 33
CCC Intelligent Solutions Holdings (4) 2,547 23
Cellebrite DI (4) 4,814 89
Clearwater Analytics Holdings, Class A (4) 1,649 30
Confluent, Class A (4) 941 19
Crowdstrike Holdings, Class A (4) 194 95
Datadog, Class A (4) 260 37
Shares/Par $ Value
(Cost and value in $000s)
‡
Descartes Systems Group (4) 909 86
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 9
I3 Verticals, Class A (4) 1,054 34
Intapp (4) 203 8
InterDigital  96 33
JFrog (4) 780 37
Microsoft  10,644 5,513
nCino (4) 992 27
Onestream (4) 1,896 35
Oracle  1,250 352
Palantir Technologies, Class A (4) 389 71
PAR Technology (4) 2,471 98
PTC (4) 849 172
Riot Platforms (4) 58 1
Salesforce  685 162
SAP (EUR)  1,772 474
ServiceNow (4) 451 415
Synopsys (4) 255 126
Varonis Systems (4) 558 32
Workiva (4) 390 34
8,097
Technology Hardware, Storage &
Peripherals  1.5%
Apple  12,292 3,130
IonQ (4) 14 1
Samsung Electronics (KRW)  3,363 201
3,332
Total Information Technology 26,279
MATERIALS  2.3%
Chemicals  1.1%
Air Liquide (EUR)  1,320 275
Akzo Nobel (EUR)  1,048 75
BASF (EUR)  1,778 89
Covestro (EUR) (4) 1,539 105
Ecolab  620 170
Element Solutions  2,238 56
Linde  1,437 683
PPG Industries  984 104
Sherwin-Williams  2,002 693
Shin-Etsu Chemical (JPY)  5,600 183
2,433
Construction Materials  0.1%
Holcim (CHF)  1,455 124
Knife River (4) 408 32
United States Lime & Minerals  175 23
179
Containers & Packaging  0.6%
Ball  6,413 323
International Paper  15,203 705
Packaging Corp. of America  943 206
1,234

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.4%
Antofagasta (GBP)  7,606 283
BHP Group (AUD)  3,514 98
BHP Group (GBP)  3,276 91
Capstone Copper (CAD) (4) 4,447 38
Franco-Nevada  208 46
OR Royalties  4,244 170
Royal Gold  117 24
Warrior Met Coal  604 38
788
Paper & Forest Products  0.1%
Louisiana-Pacific  390 35
Stora Enso, Class R (EUR)  8,448 93
128
Total Materials 4,762
REAL ESTATE  0.8%
Health Care Real Estate Investment
Trusts  0.2%
Welltower, REIT  2,606 464
464
Hotel & Resort Real Estate Investment
Trusts  0.0%
Ryman Hospitality Properties, REIT  216 19
19
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  194 33
Segro (GBP)  7,615 67
Terreno Realty, REIT  921 52
152
Real Estate Management &
Development  0.2%
Colliers International Group  382 60
FirstService  331 63
Mitsui Fudosan (JPY)  18,300 199
322
Residential Real Estate Investment
Trusts  0.1%
Essex Property Trust, REIT  616 165
Flagship Communities REIT, REIT  1,564 29
Independence Realty Trust, REIT  2,670 44
238
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  2,635 58
Macerich, REIT  979 18
Scentre Group (AUD)  68,872 186
262
Specialized Real Estate Investment
Trusts  0.1%
CubeSmart, REIT  1,768 72
Public Storage, REIT  422 122
Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  3,784 123
317
Total Real Estate 1,774
UTILITIES  1.3%
Electric Utilities  0.5%
Constellation Energy  389 128
Hawaiian Electric Industries (4) 2,729 30
IDACORP  513 68
OGE Energy  1,339 62
Southern  5,110 484
TXNM Energy  17 1
Xcel Energy  5,066 409
1,182
Gas Utilities  0.2%
Atmos Energy  2,228 380
Chesapeake Utilities  659 89
Southwest Gas Holdings  241 19
488
Multi-Utilities  0.5%
Ameren  4,708 491
Engie (EUR)  9,943 214
National Grid (GBP)  19,205 276
981
Water Utilities  0.1%
American Water Works  863 120
California Water Service Group  816 37
Middlesex Water  435 24
181
Total Utilities 2,832
Total Miscellaneous Common
Stocks  0.0% (8) 29
Total Common Stocks (Cost $59,351) 110,875
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $3 (4)(6)(7) 195 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $8 (4)(6)(7) 81 5
Total Financials 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.0%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date:
9/4/25, Cost $10 (4)(6)(7) 466 10
Mirador Therapeutics, Series B, Acquisition
Date: 7/31/25, Cost $10 (4)(6)(7) 2,963 10
20
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6 (4)(6)(7) 5,305 5
Kardium, Series D-7, Acquisition Date:
6/9/25, Cost $5 (4)(6)(7) 10,930 7
Kardium, Series D-8, Acquisition Date:
6/6/25, Cost $5 (4)(6)(7) 8,122 5
17
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 5
5
Life Sciences Tools & Services  0.0%
Bruker, 6.375%, 9/1/28  111 30
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 5
Manus Bio, Series One-6, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 535 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 8
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (4)(6)(7) 237 4
49
Total Health Care 91
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8,
Acquisition Date: 3/24/21, Cost $6 (4)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 7
Epirus, Series D, Acquisition Date: 1/21/25,
Cost $1 (4)(6)(7) 467 2
9
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20,
Cost $5 (4)(6)(7) 445 2
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
3
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 —
—
Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 6
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 7
13
Total Industrials & Business Services 25
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 —
1
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter, Series D, Acquisition Date:
10/11/24, Cost $10 (4)(6)(7) 120 10
10
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 192 29
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 62
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 7
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 13
Nuro, Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (4)(6)(7) 921 12
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 3
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 3
129
Total Information Technology 140
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 4
10
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 22
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (4)(6)(7) 111 12
34
Total Materials 44
Total Convertible Preferred Stocks (Cost
$300) 307

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS
 5.0%
3M, 4.80%, 3/15/30  40,000 41
3M, 5.15%, 3/15/35  50,000 51
AEP Transmission, 5.375%, 6/15/35  10,000 10
AES, 5.80%, 3/15/32  75,000 77
AGCO, 5.80%, 3/21/34  10,000 11
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
Ally Financial, VR, 6.848%, 1/3/30 (9) 13,000 14
Amcor Flexibles North America, 4.80%,
3/17/28  20,000 20
Amcor Flexibles North America, 5.10%,
3/17/30  10,000 10
American Express, VR, 4.918%,
7/20/33 (9) 20,000 20
American Express, VR, 5.016%,
4/25/31 (9) 50,000 51
American Express, VR, 5.667%,
4/25/36 (9) 20,000 21
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Tower, 4.90%, 3/15/30  5,000 5
Amrize Finance U.S., 4.70%, 4/7/28 (1) 20,000 20
Amrize Finance U.S., 4.95%, 4/7/30 (1) 20,000 21
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 10
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 11
AppLovin, 5.375%, 12/1/31  15,000 16
Ares Strategic Income Fund, 5.45%,
9/9/28 (1) 15,000 15
Arthur J Gallagher, 4.85%, 12/15/29  10,000 10
Arthur J Gallagher, 5.00%, 2/15/32  5,000 5
Aspen Insurance Holdings, 5.75%, 7/1/30  20,000 21
AT&T, 3.50%, 9/15/53  55,000 38
AT&T, 4.55%, 11/1/32  25,000 25
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 52
Atlassian, 5.25%, 5/15/29  10,000 10
Baltimore Gas & Electric, 5.45%, 6/1/35  15,000 16
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 196
Bank of America, VR, 5.464%, 5/9/36 (9) 45,000 47
Bank of America, VR, 5.468%, 1/23/35 (9) 36,000 38
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 62
BAT Capital, 5.35%, 8/15/32  50,000 52
Beth Israel Lahey Health, Series O,
4.717%, 7/1/30  25,000 25
Boeing, 3.75%, 2/1/50  30,000 22
Boeing, 5.705%, 5/1/40  25,000 25
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Boeing, 6.858%, 5/1/54  74,000 84
Bon Secours Mercy Health, 3.464%, 6/1/30  15,000 15
Booz Allen Hamilton, 5.95%, 8/4/33  26,000 27
Booz Allen Hamilton, 5.95%, 4/15/35  40,000 42
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
Brixmor Operating Partnership, 4.85%,
2/15/33  5,000 5
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Broadcom, 4.35%, 2/15/30  60,000 60
Broadcom, 4.55%, 2/15/32  25,000 25
Broadcom, 4.80%, 2/15/36  40,000 40
Broadcom, 5.15%, 11/15/31  35,000 36
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 40
CaixaBank, VR, 4.885%, 7/3/31 (1)(9) 200,000 202
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 223
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana, 9.00%, 6/1/30, (11.00% Cash or
13.00% PIK until 8/15/25 then 9.00% Cash
to maturity) (1)(10) 19,176 20
Carvana, 9.00%, 6/1/31, (14.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)
(10) 26,062 30
CBRE Services, 4.80%, 6/15/30  15,000 15
Celanese U.S. Holdings, 6.83%, 7/15/29  11,000 11
Celanese U.S. Holdings, 6.879%, 7/15/32  35,000 36
Celanese U.S. Holdings, 7.05%, 11/15/30  14,000 14
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  100,000 109
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 51
Charter Communications Operating,
3.90%, 6/1/52  38,000 26
Chevron Phillips Chemical, 4.75%,
5/15/30 (1) 15,000 15
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  15,000 15
Cigna Group, 6.00%, 1/15/56  20,000 21
Citigroup, VR, 4.952%, 5/7/31 (9) 70,000 71
Citigroup, VR, 5.174%, 9/11/36 (9) 15,000 15
Citigroup, VR, 5.333%, 3/27/36 (9) 45,000 46
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 103
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 41
Comcast, 2.887%, 11/1/51  70,000 43
Comcast, 3.90%, 3/1/38  60,000 53
Comcast, 5.65%, 6/1/54  60,000 59
CommonSpirit Health, 2.782%, 10/1/30  5,000 5
Conagra Brands, 5.75%, 8/1/35  35,000 36
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
Corebridge Financial, 3.85%, 4/5/29  10,000 10
Corebridge Financial, 3.90%, 4/5/32  45,000 43
Corebridge Global Funding, 4.90%,
8/21/32 (1) 10,000 10
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Coterra Energy, 5.40%, 2/15/35  54,000 54

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Coterra Energy, 5.60%, 3/15/34  11,000 11
Crown Castle, 5.80%, 3/1/34  25,000 26
CVS Health, 5.00%, 9/15/32  15,000 15
CVS Health, 5.05%, 3/25/48  84,000 74
CVS Health, 5.625%, 2/21/53  45,000 43
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 208
Deere, 5.45%, 1/16/35  50,000 53
Diamondback Energy, 5.40%, 4/18/34  65,000 66
Diamondback Energy, 5.75%, 4/18/54  54,000 52
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 61
DTE Energy, 5.20%, 4/1/30  40,000 41
Duke Energy, 4.95%, 9/15/35  20,000 20
Element Fleet Management, 5.037%,
3/25/30 (1) 20,000 20
Elevance Health, 4.75%, 2/15/30  20,000 20
Elevance Health, 4.95%, 11/1/31  25,000 25
Elevance Health, 5.125%, 2/15/53  20,000 18
Engie, 5.625%, 4/10/34 (1) 200,000 207
EOG Resources, 5.00%, 7/15/32  20,000 21
EOG Resources, 5.35%, 1/15/36  30,000 31
Equitable America Global Funding, 3.95%,
9/15/27 (1) 5,000 5
Equitable America Global Funding, 4.70%,
9/15/32 (1) 10,000 10
Equitable America Global Funding, 4.95%,
6/9/30 (1) 25,000 25
Expand Energy, 4.75%, 2/1/32  30,000 29
Expand Energy, 5.375%, 2/1/29  30,000 30
Expand Energy, 5.375%, 3/15/30  30,000 31
Extra Space Storage, 4.95%, 1/15/33  15,000 15
Extra Space Storage, 5.40%, 6/15/35  35,000 36
Ferguson Enterprises, 4.35%, 3/15/31  15,000 15
Ferguson Enterprises, 5.00%, 10/3/34  5,000 5
First American Financial, 2.40%, 8/15/31  52,000 45
First American Financial, 5.45%, 9/30/34  48,000 48
FirstEnergy, 2.65%, 3/1/30  37,000 34
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Ford Motor Credit, 7.35%, 3/6/30  200,000 214
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 25,000 26
Freeport-McMoRan, 4.25%, 3/1/30  21,000 21
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Freeport-McMoRan, 5.45%, 3/15/43  20,000 19
GA Global Funding Trust, 5.40%,
1/13/30 (1) 150,000 155
General Electric, 4.30%, 7/29/30  25,000 25
General Electric, 4.90%, 1/29/36  25,000 25
General Motors Financial, 5.55%, 7/15/29  35,000 36
General Motors Financial, 6.40%, 1/9/33  13,000 14
GLP Capital, 5.25%, 2/15/33  30,000 30
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 4.692%,
10/23/30 (9) 45,000 46
Goldman Sachs Group, VR, 5.016%,
10/23/35 (9) 45,000 45
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 62
Golub Capital Private Credit Fund, 5.875%,
5/1/30  40,000 41
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  80,000 81
HCA, 2.375%, 7/15/31  20,000 18
HCA, 5.25%, 3/1/30  20,000 21
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 21
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 26
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 44
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 13
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 59
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 116
Hexcel, 5.875%, 2/26/35  10,000 10
HF Sinclair, 5.75%, 1/15/31  40,000 41
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 30
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 20
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Imperial Brands Finance, 5.625%,
7/1/35 (1) 200,000 204
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 22
IPALCO Enterprises, 5.75%, 4/1/34  25,000 26
IQVIA, 6.25%, 2/1/29  35,000 37
Jersey Central Power & Light, 5.15%,
1/15/36 (1) 30,000 30
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 22
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 74
JPMorgan Chase, VR, 4.603%,
10/22/30 (9) 45,000 46
JPMorgan Chase, VR, 4.946%,
10/22/35 (9) 30,000 30
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.103%, 4/22/31 (9) 20,000 21
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 26
Kentucky Utilities, 5.85%, 8/15/55  5,000 5
Kraft Heinz Foods, 5.00%, 6/4/42  37,000 34
Las Vegas Sands, 3.50%, 8/18/26  25,000 25
Louisville Gas & Electric, 5.85%, 8/15/55  5,000 5
Lowe's, 4.25%, 4/1/52  20,000 16
Lowe's, 5.625%, 4/15/53  10,000 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
LPL Holdings, 5.65%, 3/15/35  25,000 25
LPL Holdings, 5.75%, 6/15/35  24,000 25
Magna International, 5.875%, 6/1/35  5,000 5
Marriott International, 5.50%, 4/15/37  30,000 31
Mars, 5.20%, 3/1/35 (1) 45,000 46
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 35
Marvell Technology, 4.75%, 7/15/30  5,000 5
Marvell Technology, 5.45%, 7/15/35  30,000 31
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 207
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 97
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 41
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 15,000 15
Morgan Stanley, VR, 5.664%, 4/17/36 (9) 20,000 21
Motorola Solutions, 5.40%, 4/15/34  20,000 21
Motorola Solutions, 5.55%, 8/15/35  45,000 47
MPLX, 5.00%, 1/15/33  25,000 25
MPLX, 6.20%, 9/15/55  25,000 25
MSCI, 4.00%, 11/15/29 (1) 10,000 10
NextEra Energy Capital Holdings, 4.685%,
9/1/27  10,000 10
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 25,000 25
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 25
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 55,000 57
NiSource, 5.85%, 4/1/55  35,000 36
NRG Energy, 4.45%, 6/15/29 (1) 15,000 15
NTT Finance, 4.876%, 7/16/30 (1) 200,000 203
NXP, 3.125%, 2/15/42  47,000 35
NXP, 3.25%, 11/30/51  105,000 70
NXP, 3.40%, 5/1/30  53,000 51
NXP, 4.30%, 6/18/29  13,000 13
Occidental Petroleum, 6.05%, 10/1/54  30,000 29
Occidental Petroleum, 8.875%, 7/15/30  90,000 104
ONEOK, 6.05%, 9/1/33  51,000 54
Oracle, 3.60%, 4/1/50  36,000 25
Oracle, 3.95%, 3/25/51  38,000 28
Oracle, 4.80%, 9/26/32  20,000 20
Oracle, 5.20%, 9/26/35  30,000 30
Oracle, 5.95%, 9/26/55  15,000 15
Pacific Gas & Electric, 3.50%, 8/1/50  13,000 9
Pacific Gas & Electric, 4.95%, 7/1/50  15,000 13
Pacific Gas & Electric, 5.00%, 6/4/28  20,000 20
Pacific Gas & Electric, 5.05%, 10/15/32  35,000 35
Pacific Gas & Electric, 5.90%, 10/1/54  8,000 8
Paychex, 5.60%, 4/15/35  15,000 16
PNC Financial Services Group, VR,
5.373%, 7/21/36 (9) 15,000 15
PNC Financial Services Group, VR,
5.575%, 1/29/36 (9) 20,000 21
PSEG Power, 5.20%, 5/15/30 (1) 3,000 3
Public Service of Oklahoma, 5.45%,
1/15/36  55,000 56
Realty Income, 5.125%, 4/15/35  10,000 10
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Shares/Par $ Value
(Cost and value in $000s)
‡
Reinsurance Group of America, 6.00%,
9/15/33  56,000 60
RenaissanceRe Holdings, 5.80%, 4/1/35  10,000 10
Revvity, 1.90%, 9/15/28  12,000 11
Revvity, 2.25%, 9/15/31  15,000 13
RGA Global Funding, 5.00%, 8/25/32 (1) 30,000 30
Rogers Communications, 5.00%, 2/15/29  44,000 45
Rogers Communications, 5.30%, 2/15/34  55,000 56
Ross Stores, 1.875%, 4/15/31  45,000 39
RTX, 5.15%, 2/27/33  18,000 19
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global Funding,
5.10%, 12/10/29 (1) 20,000 21
Santander Holdings USA, VR, 5.473%,
3/20/29 (9) 30,000 31
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 125
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 48
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 35
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 112
Solventum, 5.60%, 3/23/34  35,000 36
Solventum, 5.90%, 4/30/54  88,000 90
South Bow USA Infrastructure Holdings,
5.026%, 10/1/29  10,000 10
Southern, 5.20%, 6/15/33  60,000 62
Southern California Gas, 5.45%, 6/15/35  25,000 26
Southern Gas Capital, Series A, 4.05%,
9/15/28  5,000 5
Southern Gas Capital, Series B, 5.10%,
9/15/35  15,000 15
Southern Power, Series A, 4.25%, 10/1/30  5,000 5
Southern Power, Series B, 4.90%, 10/1/35  15,000 15
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 43
Sutter Health, 5.164%, 8/15/33  15,000 15
Sutter Health, Series 2025, 5.213%,
8/15/32  25,000 26
Sutter Health, Series 2025, 5.537%,
8/15/35  30,000 31
Suzano Netherlands, 5.50%, 1/15/36  30,000 30
Synopsys, 4.85%, 4/1/30  35,000 36
Synopsys, 5.70%, 4/1/55  30,000 30
T-Mobile USA, 3.50%, 4/15/31  35,000 33
T-Mobile USA, 5.05%, 7/15/33  65,000 66
Targa Resources, 5.55%, 8/15/35  10,000 10
Targa Resources, 5.65%, 2/15/36  15,000 15
Targa Resources, 6.125%, 5/15/55  8,000 8
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.50%, 3/1/30  57,000 58
Texas Instruments, 5.10%, 5/23/35  50,000 51
Thermo Fisher Scientific, 4.894%, 10/7/37  45,000 45
Time Warner Cable, 6.55%, 5/1/37  5,000 5
Time Warner Cable, 6.75%, 6/15/39  22,000 23
Time Warner Cable, 7.30%, 7/1/38  4,000 4

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Time Warner Cable Enterprises, 8.375%,
7/15/33  22,000 26
TotalEnergies Capital International,
3.127%, 5/29/50  26,000 18
TotalEnergies Capital International,
3.461%, 7/12/49  19,000 14
Toyota Motor Credit, 4.05%, 9/5/28  45,000 45
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 5,000 5
U.S. Bancorp, VR, 4.967%, 7/22/33 (9) 14,000 14
Uber Technologies, 4.30%, 1/15/30  55,000 55
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 51
Uber Technologies, 4.80%, 9/15/34  14,000 14
Uber Technologies, 4.80%, 9/15/35  40,000 40
UnitedHealth Group, 4.50%, 4/15/33  40,000 40
UnitedHealth Group, 5.30%, 6/15/35  20,000 21
UnitedHealth Group, 5.875%, 2/15/53  32,000 33
UnitedHealth Group, 5.95%, 6/15/55  10,000 10
Verisk Analytics, 5.125%, 2/15/36  25,000 25
Vistra Operations, 5.70%, 12/30/34 (1) 72,000 75
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 16
Vistra Operations, 6.95%, 10/15/33 (1) 60,000 67
Wells Fargo, VR, 5.15%, 4/23/31 (9) 119,000 123
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 111
Total Corporate Bonds (Cost $10,662) 10,840
EQUITY FUNDS
 9.3%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 270,226 10,485
T. Rowe Price Real Assets Fund - I
Class (2) 553,428 9,474
Total Equity Funds (Cost $14,180) 19,959
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.5%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250,000 254
Kingdom of Saudi Arabia, 5.125%,
1/13/28 (1) 200,000 205
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200,000 206
Petroleos Mexicanos, 5.95%, 1/28/31  45,000 44
Petroleos Mexicanos, 7.69%, 1/23/50  25,000 23
Petroleos Mexicanos, 8.75%, 6/2/29  65,000 70
Republic of Bulgaria, Series 13Y, 4.125%,
5/7/38 (EUR)  50,000 59
Republic of Peru, 6.20%, 6/30/55  50,000 52
Republic of Romania, 5.75%, 9/16/30 (1) 70,000 71
Republic of Romania, 6.625%, 5/16/36 (1) 66,000 67
Total Foreign Government Obligations &
Municipalities (Cost $1,019) 1,051
Shares/Par $ Value
(Cost and value in $000s)
‡
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,143 8
8
New York  0.0%
Metropolitan Transportation Auth., Build
America, 6.548%, 11/15/31 (Prerefunded
10/24/25) (11) 30,000 32
32
Total Municipal Securities (Cost $50) 51
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.9%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR + 2.274%,
6.424%, 11/15/34 (1) 25,000 —
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class A, ARM, 4.674%,
10/10/42 (1) 100,000 100
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 48,314 44
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M
TSFR + 1.293%, 5.443%, 12/15/39 (1) 43,626 44
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.791%, 5/15/41 (1) 76,042 76
BX Trust, Series 2025-TAIL, Class A, ARM,
1M TSFR + 1.40%, 5.55%, 6/15/35 (1) 100,000 100
COLT Mortgage Loan Trust, Series 2020-3,
Class B2, CMO, ARM, 5.675%, 4/27/65 (1) 100,000 100
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  23,768 24
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.792%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 5.356%, 2/25/45 (1) 9,716 10
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 3,957 4
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 2,538 2
GCAT Trust, Series 2025-NQM1, Class A1,
CMO, STEP, 5.373%, 11/25/69 (1) 90,826 91
HOMES Trust, Series 2025-NQM2, Class
A1, CMO, STEP, 5.425%, 2/25/70 (1) 93,725 94

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-
5, Class B2, CMO, ARM, 3.574%,
12/25/50 (1) 21,899 20
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 5.102%, 8/25/50 (1) 4,815 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 6,419 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 255 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 509 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.252%,
6/25/50 (1) 26,496 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 5.742%, 5/15/41 (1) 100,000 100
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 70,908 71
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-DSC2, Class A1, CMO,
STEP, 5.443%, 7/25/70 (1) 99,314 100
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM5, Class A1, CMO,
ARM, 5.439%, 7/25/70 (1) 98,448 99
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 72,457 59
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, 3.93%, 1/12/60
(CAD) (1) 211,183 152
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM2, Class A1, CMO,
STEP, 5.732%, 2/25/65 (1) 94,864 96
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.542%, 5/15/39 (1) 150,000 149
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.434%, 4/25/43  13,584 13
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 3,399 3
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 5.606%, 5/25/44 (1) 26,132 26
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA3, Class M1, CMO, ARM,
SOFR30A + 1.10%, 5.47%, 9/25/45 (1) 45,000 45
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 5.272%, 10/25/59 (1) 15,337 15
TX Trust, Series 2024-HOU, Class A, ARM,
1M TSFR + 1.591%, 5.742%, 6/15/39 (1) 100,000 100
Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 12,689 12
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $2,009) 1,969
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 4.6%
U.S. Government Agency
Obligations
 3.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  6,827 7
3.00%, 12/1/42 - 4/1/43  48,634 45
3.50%, 8/1/42 - 3/1/44  69,205 66
4.00%, 8/1/40 - 8/1/45  32,256 32
4.50%, 6/1/39 - 5/1/42  31,536 32
5.00%, 8/1/35 - 8/1/40  9,911 10
6.00%, 10/1/32 - 8/1/38  2,372 2
7.00%, 6/1/32  430 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  648 1
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  612 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  129,406 17
2.50%, 7/25/50  238,577 41
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  9,438 9
2.00%, 8/1/36 - 5/1/52  468,024 388
2.50%, 3/1/42 - 5/1/52  417,940 356
3.00%, 7/1/34 - 8/1/52  187,727 172
3.50%, 11/1/47 - 11/1/54  160,077 148
4.00%, 8/1/37 - 2/1/50  51,533 50
4.50%, 5/1/50 - 10/1/53  96,215 94
5.00%, 9/1/52 - 12/1/54  145,817 145
5.50%, 8/1/53 - 10/1/54  263,731 268
6.00%, 6/1/54 - 8/1/55  244,907 251
6.50%, 9/1/54 - 9/1/55  149,514 156
7.00%, 6/1/54  13,148 14
Federal National Mortgage Assn.
3.00%, 2/1/44  2,871 3
3.50%, 6/1/42 - 1/1/44  60,460 58
4.00%, 11/1/40  13,261 13
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.876%, 6.501%, 8/1/36  1,110 1
Federal National Mortgage Assn., CMO, IO
2.00%, 1/25/51 - 4/25/52  243,659 33
6.50%, 2/25/32  238 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  66,892 58
2.00%, 9/1/36 - 4/1/52  1,442,749 1,193
2.50%, 1/1/32 - 9/1/52  896,198 774
3.00%, 6/1/27 - 2/1/51  435,554 400

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/1/32 - 1/1/52  184,842 174
4.00%, 7/1/35 - 12/1/52  247,775 238
4.50%, 7/1/39 - 2/1/54  202,031 198
5.00%, 3/1/34 - 11/1/53  273,967 271
5.50%, 12/1/34 - 8/1/55  545,886 553
6.00%, 4/1/33 - 7/1/55  528,967 545
6.50%, 7/1/32 - 8/1/55  243,942 254
7.00%, 4/1/32  108 —
UMBS, TBA (12)
2.00%, 10/1/40 - 10/1/55  405,000 343
2.50%, 10/1/55  240,000 202
4.00%, 10/1/55  145,000 137
6.00%, 10/1/55  25,000 26
7,779
U.S. Government Obligations
 1.0%
Government National Mortgage Assn.
1.50%, 5/20/37  34,960 32
2.00%, 1/20/51 - 3/20/52  332,786 276
2.50%, 8/20/50 - 4/20/52  434,788 375
3.00%, 7/15/43 - 6/20/52  279,975 252
3.50%, 12/20/42 - 7/20/52  210,673 195
4.00%, 7/20/42 - 10/20/52  207,301 197
4.50%, 10/20/39 - 6/20/53  194,323 192
5.00%, 3/20/34 - 6/20/49  67,046 68
5.50%, 10/20/32 - 3/20/49  37,182 38
6.00%, 4/15/36 - 11/20/52  48,341 50
6.50%, 4/15/26  70 —
7.00%, 9/20/27  255 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,000 3
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  709,806 83
2.50%, 6/20/51  342,832 49
Government National Mortgage Assn.,
TBA (12)
5.00%, 10/20/55  205,000 204
5.50%, 10/20/55  155,000 156
6.00%, 10/20/55  25,000 25
2,216
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$10,354) 9,995
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.9%
U.S. Treasury Obligations
 6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  95,000 60
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 156
U.S. Treasury Bonds, 3.25%, 5/15/42  135,000 113
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 558
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 331
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 656
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.125%, 8/15/44  370,000 343
U.S. Treasury Bonds, 4.125%, 8/15/53  220,000 199
U.S. Treasury Bonds, 4.25%, 2/15/54  490,000 452
U.S. Treasury Bonds, 4.25%, 8/15/54 (13) 860,000 794
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 164
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,134
U.S. Treasury Bonds, 4.50%, 11/15/54 (13) 525,000 506
U.S. Treasury Bonds, 4.625%, 11/15/44  550,000 545
U.S. Treasury Bonds, 4.625%, 2/15/55  385,000 378
U.S. Treasury Bonds, 4.75%, 2/15/45  225,000 226
U.S. Treasury Notes, 0.625%, 12/31/27  465,000 435
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 134
U.S. Treasury Notes, 3.50%, 2/15/33  120,000 117
U.S. Treasury Notes, 3.625%, 8/31/29  435,000 434
U.S. Treasury Notes, 3.75%, 12/31/30  45,000 45
U.S. Treasury Notes, 3.75%, 8/31/31  450,000 448
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 111
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 508
U.S. Treasury Notes, 3.875%, 4/30/30  330,000 332
U.S. Treasury Notes, 3.875%, 8/15/34  705,000 694
U.S. Treasury Notes, 4.00%, 7/31/29  140,000 142
U.S. Treasury Notes, 4.00%, 3/31/30  340,000 344
U.S. Treasury Notes, 4.00%, 1/31/31  650,000 657
U.S. Treasury Notes, 4.00%, 2/15/34  60,000 60
U.S. Treasury Notes, 4.125%, 10/31/29  425,000 432
U.S. Treasury Notes, 4.125%, 3/31/32  100,000 101
U.S. Treasury Notes, 4.25%, 1/31/30  825,000 843
U.S. Treasury Notes, 4.25%, 11/15/34  210,000 212
U.S. Treasury Notes, 4.375%, 11/30/28  315,000 322
U.S. Treasury Notes, 4.375%, 12/31/29  100,000 103
U.S. Treasury Notes, 4.375%, 11/30/30  830,000 853
U.S. Treasury Notes, 4.375%, 5/15/34  475,000 486
U.S. Treasury Notes, 4.625%, 2/15/35  390,000 405
14,833
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $14,922) 14,833
SHORT-TERM INVESTMENTS
 5.8%
Money Market Funds  5.8%
T. Rowe Price Treasury Reserve Fund,
4.17% (2)(14) 12,578,471 12,578
Total Short-Term Investments (Cost
$12,578) 12,578

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL
 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
4.16% (2)(14) 701,577 702
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 702
Total Securities Lending Collateral (Cost
$702) 702
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options
Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes
Futures, Put, 11/21/25 @
$112.00 (4) 10 1,125 7
Total Exchange-Traded Options Purchased
(Cost $5) 7
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan
Chase
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S44,
5 Year Index,
6/20/30),
Pay 1.00%
Quarterly,
Receive upon
credit default,
10/15/25 @
0.60%* (4) 1 5,505 —
Total OTC Options Purchased (Cost $4) —
Total Options Purchased (Cost $9) 7
Total Investments in Securities  100.8%
(Cost $160,242) $ 217,516
Other Assets Less Liabilities (0.8)% (1,757)
Net Assets 100.0% $ 215,759

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,838 and represents 4.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2025.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $381 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Prerefunded date is used in determining portfolio maturity.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,093 and represents
0.5% of net assets.
(13) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
ICP Chilean Average Chamber Index
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Moderate Allocation Portfolio

.
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government
Obligations  (0.0)%
Government National Mortgage
Assn., TBA, 2.50%, 10/20/55  65,000 (56)
Total TBA Sales Commitments
(Proceeds $(55)) (56)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 5,505 —
Total Options Written (Premiums $(2)) $ —

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 1,098 42 42 —
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 1,142 43 44 (1)
Total Bilateral Credit Default Swaps, Protection Sold 86 (1)
Total Bilateral Swaps 86 (1)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1. 00%
Quarterly, Pay upon credit default, 12/20/30 3,355 77 76 1
Total Centrally Cleared Credit Default Swaps, Protection Sold 1
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed 4.520% Semi-Annually, Pay Variable 4.750%
(ICP) Semi-Annually, 10/2/27 (CLP) 584,612 — — —
2 Year Interest Rate Swap, Receive Fixed 4.533% Semi-Annually, Pay Variable 4.750%
(ICP) Semi-Annually, 10/1/27 (CLP) 527,321 — — —
5 Year Interest Rate Swap, Pay Fixed 4.218% Annually, Receive Variable 4.840% (6M PLN
WIBOR) Semi-Annually, 7/22/30 (PLN) 983 — — —
5 Year Interest Rate Swap, Pay Fixed 4.228% Annually, Receive Variable 4.840% (6M PLN
WIBOR) Semi-Annually, 7/21/30 (PLN) 930 (1) — (1)
10 Year Interest Rate Swap, Pay Fixed 3.683% Annually, Receive Variable 4.302% (SOFR)
Annually, 9/3/35 105 — — —
10 Year Interest Rate Swap, Pay Fixed 3.703% Annually, Receive Variable 4.360% (SOFR)
Annually, 4/30/35 653 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed 3.705% Annually, Receive Variable 4.348% (SOFR)
Annually, 7/2/35 660 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed 3.815% Annually, Receive Variable 4.362% (SOFR)
Annually, 4/24/35 679 (8) — (8)
10 Year Interest Rate Swap, Pay Fixed 4.002% Annually, Receive Variable 4.356% (SOFR)
Annually, 5/16/35 1,263 (35) — (35)
Total Centrally Cleared Interest Rate Swaps (48)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.548% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/13/30 287 1 — 1
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.558% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/13/30 303 1 — 1
5 Year Zero-Coupon Inflation Swap Pay Fixed 2.660% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/22/30 600 (1) — (1)
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.454% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/26/35 157 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.459% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/21/35 158 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.520% at Maturity, Receive Variable
(Change in CPI) at Maturity, 4/2/35 270 1 — 1
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.568% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/23/35 300 — — —

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.584% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/27/35 164 — — —
10 Year Zero-Coupon Inflation Swap Pay Fixed 2.590% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/27/35 156 (1) — (1)
Total Centrally Cleared Zero-Coupon Inflation Swaps 3
Total Centrally Cleared Swaps (44)
Net payments (receipts) of variation margin to date 42
Variation margin receivable (payable) on centrally cleared swaps $ (2)
**
Includes interest purchased or sold but not yet collected of $1

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 305 USD 222 $ (3)
Barclays Bank 11/21/25 EUR 30 USD 35 —
Citibank 11/21/25 EUR 12 USD 14 —
Goldman Sachs 10/24/25 JPY 15,980 USD 109 (1)
Nomura Securities International 10/24/25 USD 218 JPY 31,960 1
RBC Dominion Securities 10/24/25 JPY 15,980 USD 110 (1)
Standard Chartered 11/21/25 USD 793 EUR 676 (2)
State Street 10/24/25 USD 161 CAD 220 3
State Street 11/7/25 CLP 60,645 USD 62 1
Toronto-Dominion Bank 10/24/25 USD 214 CAD 295 2
UBS Investment Bank 10/17/25 MXN 1,995 USD 105 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3 Euro BOBL contracts 12/25 (415) $ —
Short, 2 Euro BTP contracts 12/25 (281) (3)
Short, 2 Euro BUND contracts 12/25 (302) (1)
Short, 1 Government of Canada five year bond contracts 12/25 (83) (1)
Long, 2 U.K. Gilt ten year contracts 12/25 244 —
Long, 7 U.S. Treasury Notes five year contracts 12/25 764 (1)
Long, 23 U.S. Treasury Notes two year contracts 12/25 4,793 2
Short, 3 Ultra U.S. Treasury Bonds contracts 12/25 (360) (7)
Long, 19 Ultra U.S. Treasury Notes ten year contracts 12/25 2,187 21
Net payments (receipts) of variation margin to date (5)
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.30%  $ (60) $ 438 $ 372
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.06%  — 58 15
T. Rowe Price Institutional Emerging Markets Equity Fund  (20) 2,112 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.08%  (14) 3 52
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.16%  (238) 386 511
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.46%  — 37 221
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.47%  — 12 6
T. Rowe Price Real Assets Fund - I Class  (8) 1,819 —
T. Rowe Price Government Reserve Fund, 4.16% — — —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 382
Totals $ (340)# $ 4,865 $ 1,559+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.30%  $ 8,106 $ 520 $ 860 $ 8,204
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.06%  1,075 89 — 1,222
T. Rowe Price Institutional Emerging Markets Equity Fund  8,443 250 320 10,485
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.08%  440 791 349 885
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.16%  10,764 919 1,823 10,246
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.46%  7,491 1,770 — 9,298
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.47%  23 892 — 927
T. Rowe Price Real Assets Fund - I Class  7,763 300 408 9,474
T. Rowe Price Government Reserve Fund, 4.16% 698  ¤  ¤ 702
T. Rowe Price Treasury Reserve Fund, 4.17% 9,988  ¤  ¤ 12,578
Total $ 64,021^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,559 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,023.

T. Rowe Price Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Moderate Allocation Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Moderate Allocation Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E304-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 42,306 $ — $ 42,306
Bond Funds 30,782 — — 30,782
Common Stocks 83,687 27,119 69 110,875
Convertible Preferred Stocks 30 — 277 307
Equity Funds 19,959 — — 19,959
Short-Term Investments 12,578 — — 12,578
Securities Lending Collateral 702 — — 702
Options Purchased 7 — — 7
Total Securities 147,745 69,425 346 217,516
Swaps* — 91 — 91
Forward Currency Exchange Contracts — 11 — 11
Futures Contracts* 23 — — 23
Total $ 147,768 $ 69,527 $ 346 $ 217,641
Liabilities
TBA Sales Commitments $ — $ 56 $ — $ 56
Options Written — — — —
Swaps* — 50 — 50
Forward Currency Exchange Contracts — 7 — 7
Futures Contracts* 13 — — 13
Total $ 13 $ 113 $ — $ 126
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.